Long-Term Debt - Additional Information - Long-term debt joint and several liability arrangements (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) SecurityLoan Debt_Instruments	Dec. 31, 2014 USD ($) Vessel
Entities under Common Control [Member]
Debt Instrument [Line Items]
Long term debt assumed as part of acquisition			$ 54.3
Number of vessels acquired | Vessel			2
Subsequent Event [Member] | Bridge Loan [Member] | Due January Twenty Nine Two Thousand Sixteen [Member]
Debt Instrument [Line Items]
Repayments of short-term debt	$ 845.8
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan		5
Amount outstanding in the joint and several liability arrangement		$ 85.6
Subsidiary of Common Parent [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | Debt_Instruments		1
Amount outstanding in the joint and several liability arrangement		$ 173.9